Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 247,209	$ 267,988
Outstanding financial guarantees, Collateral	247,209	265,618
Outstanding financial guarantees, Net	$ 0	2,370
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 242,437	258,851
Outstanding financial guarantees, Collateral	242,437	257,200
Outstanding financial guarantees, Net	0	1,651
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	4,772	9,137
Outstanding financial guarantees, Collateral	4,772	8,418
Outstanding financial guarantees, Net	$ 0	$ 719